INCOME TAXES (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current (including the impact of ASC 470)	$ 42	$ (445)	$ 1,366
Deferred	810	1,451	1,080
Taxes on income	852	1,006	2,446
Domestic	(2,313)	41	279
Foreign	3,165	965	2,167
Total domestic and foreign	$ 852	$ 1,006	$ 2,446